1933 Act No. 33-83100
                                                          1940 Act No. 811-08716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 25                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
        Amendment No. 28                                        [X]

                        EVERGREEN VARIABLE ANNUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective: [ ] immediately upon filing pursuant to paragraph (b) [ ] on (date) pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1) [ ] on (date) pursuant to paragraph (a)(1) [X] 75 days after filing pursuant to paragraph (a)(2) [ ] on
(date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ]     this post-effective amendment designates a new effective
        date for a previously filed post-effective amendment
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)

                        EVERGREEN VARIABLE ANNUITY TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 25
                                       TO
                             REGISTRATION STATEMENT

         This Post-Effective Amendment No. 25 to Registrant's Registration Statement No. 33-83100/811-08716 consists of the following pages, items of information and documents:

                                The Facing Sheet

                                The Contents Page


                                     PART A
                                     ------

Prospectus for Evergreen Offit VA Emerging Markets Bond Fund and Evergreen Offit
                       VA U.S. Government Securities Fund.

Prospectus for Evergreen VA Core Bond Fund contained in Post-Effective Amendment No. 24 to Registration Statement No. 33-83100/811-08716 filed on May 10, 2002 is incorporated by reference herein.

       Prospectus for Class L Shares of Evergreen VA Capital Growth Fund, contained in Post-Effective Amendment No. 23 to Registration Statement No.
 33-83100/811-08716 filed on April 30, 2002 is incorporated by reference herein.

        Prospectus for the following funds contained in Post-Effective Amendment No. 23 to Registration Statement No. 33-83100/811-08716 filed on April 30, 2002 is incorporated by reference herein: Evergreen VA Blue Chip
     Fund, Evergreen VA Capital Growth Fund, Evergreen VA Equity Index Fund,
                   Evergreen VA Fund, Evergreen VA Foundation
  Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund,
      Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund,
     Evergreen VA Small Cap Value Fund, Evergreen VA Special Equity Fund and
                       Evergreen VA Strategic Income Fund.


                                     PART B
                                     ------

  Statement of Additional Information for Evergreen Offit VA Emerging Markets
       Bond Fund and Evergreen Offit VA U.S. Government Securities Fund.

Statement of Additional Information for Evergreen VA Core Bond Fund contained in Post-Effective Amendment No. 24 to Registration Statement No. 33-83100/811-08716
           filed on May 10, 2002 is incorporated by reference herein.

           Statement of Additional Information for the following funds contained in Post-Effective Amendment No. 23 to Registration Statement No. 33-83100/811-08716 filed on April 30, 2002 is incorporated by reference: Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA Equity Index Fund, Evergreen VA Fund, Evergreen VA
   Foundation Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and
     Income Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen
 VA Omega Fund, Evergreen VA Small Cap Value Fund, Evergreen VA Special Equity Fund and Evergreen VA Strategic Income Fund.


                                     PART C
                                     ------

                                    Exhibits

                                Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

Prospectus, September ___, 2002

                                   Evergreen
                             Variable Annuity Funds







Evergreen Offit VA Emerging Markets Bond Fund
Evergreen Offit VA U.S. Government Securities Fund

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

 FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks .....................

Evergreen Offit VA Emerging
Markets Bond Fund...........................

Evergreen Offit VA U.S.
Government Securities Fund..................

GENERAL INFORMATION:

The Funds' Investment Advisor ..............

The Funds' Portfolio Managers ..............

Calculating the Share Price ................

Participating Insurance Companies ..........

How to Buy and Redeem Shares ...............

Other Services .............................

The Tax Consequences of Investing
 in the Funds ..............................

Fees and Expenses of the Funds .............

Other Fund Practices .......................


In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a competitive total return and a high level of current income. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

Variable Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For more information about these Funds and the other funds offered in the Evergreen Funds family, please call 1-800-847-5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: (i) when the issuers' investment fundamentals begin to deteriorate; (ii) when the investment reaches or exceeds the portfolio managers' targeted value; (iii) to take advantage of more attractive investment opportunities; (iv) when the investment no longer appears to meet the Fund's investment objective; (v) when the Fund must meet redemptions; or (vi) for other investment reasons which the portfolio managers deem necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds
Please remember that an investment in a mutual fund is:

o   not guaranteed to achieve its investment goal
o   not a deposit with a bank
o   not insured, endorsed or guaranteed by the FDIC or any government agency
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money. The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk
If interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If a Fund invests a significant portion of its portfolio in debt securities or stocks purchased primarily for dividend income, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more a Fund is subject to interest rate risk.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Foreign Investment Risk
If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Below Investment Grade Bond Risk
Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

Emerging Market Risk
An emerging market is any country considered to be emerging or developing, has a relatively low per capita gross national product, but the potential for rapid growth (which can lead to instability). A Fund's investment in securities of companies located in emerging countries could expose it to certain risks. Emerging countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

Non-Diversification Risk
An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, it may invest up to 25% of its assets in a single issuer and up to 50% of its assets may consist of securities of only two issuers. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio than in the portfolio of a fund which invests in numerous issuers.

Mortgage-Backed Securities Risk
Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Early repayment of mortgages underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.

VA Emerging Markets Bond Fund

FUND FACTS:

Goal:
o        Total Return

Principal Investment:
o        Debt Obligations of Emerging Markets Issuers

Investment Advisor:
o        OFFITBANK Fund Advisors

Portfolio Managers:
o        Scott D. McKee

Dividend Payment Schedule:
o        Annually

INVESTMENT GOAL

The Fund seeks to provide investors with a competitive total return by focusing on current yield and opportunities for capital appreciation.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page __.

The Fund is a non-diversified Fund that normally invests at least 80% of its assets in corporate and sovereign debt securities of emerging market countries. The Fund may invest in debt securities denominated in any currency, including U.S. dollars, and of any ratings and may purchase unrated securities. An emerging market country is a country that is considered to be an emerging or developing country by the World Bank or the International Finance Corporation, or is determined by the Adviser to have per capita gross domestic product below $7,500 (in 1994 dollars). The Fund attempts to benefit from investment opportunities deriving from long-term improvement in economic and political conditions, and other positive developments and trends in emerging markets countries and is intended for long-term investors. Although the Fund will generally be invested in the issues of at least three different countries, it may invest up to 25% of its total assets in the debt obligations of any one country. . The Fund may invest in debt securities of any maturity and duration, and the interest rates on such securities may be fixed or floating. In addition, the Fund may invest up to 20% of its assets in equity securities.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page __ under the headings:

o    Interest Rate Risk

o    Credit Risk

o    Below Investment Grade Bond Risk

o    Foreign Investment Risk

o    Emerging Market Risk

o    Non-Diversification Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

Since the Fund had not commenced operations as of the date of this prospectus, no performance information is available.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees    12b-1 Fees           Other Expenses          Total Fund
                                                                Operating
                                                                Expenses
       0.90%         0.00%                    ____%                ___%

The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
After:
1 year            $____
3 years           $____

VA U.S. Government Securities Fund

FUND FACTS:

Goal:
o        Current Income
o        Stability of Principal

Principal Investment:
o        U.S. Government Securities

Investment Advisor:
o        OFFITBANK Fund Advisors

Portfolio Managers:
o        Stephen Blitz
o        Isaac Frankel

Dividend Payment Schedule:
o        Annually

INVESTMENT GOAL

The Fund seeks to achieve a high level of current income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page __.

The Fund is a non-diversified Fund that normally invests at least 80% of its assets in debt instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities, such as U.S. Treasury obligations, mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by U.S. government agencies, including but not limited to Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Government National Mortgage Association (Ginnie Mae). The Fund also may invest up to 20% of its assets in ofther fixed income securities rated in the highest categories by a nationally recognized statistical rating organization or deemed to be of comparable quality, including foreign governmental debt obligations, non-U.S. dollar denominated debt obligations of the U.S. Government; and corporate debt obligations such as asset-backed securities.

The Fund is not limited with regard to the maturities of the securities in which it may invest. Investment decisions are based on a continual evaluation of the supply and demand for capital, the current and future shape of the yield curve, underlying trends in the direction of interest rates and relative value among market sectors.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page __ under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk
o        Non-Diversification Risk

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

Since the Fund had not commenced operations as of the date of this prospectus, no performance information is available.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees     12b-1 Fees      Other Expenses      Total Fund
                                                         Operating
                                                         Expenses
    0.35%             0.00%          ____%                 ____%

The tables below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
After:

1 year            $____
3 years           $____


THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages the Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen Funds is a wholly-owned subsidiary of Wachovia Corporation (Wachovia),formerly First Union Corporation, the fourth largest bank holding company in the United States, with over $____ billion in consolidated assets as of _____, 2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

OFFITBANK Fund Advisors (OFFITBANK) is the investment advisor to the Funds. OFFITBANK has been managing mutual funds and private accounts since ______ and manages over $___ billion in investment assets for ___ of the Evergreen Funds as of ___, 2002. OFFITBANK is located at 520 Madison Avenue, New York, NY 10022.

Each Fund will pay OFFITBANK the following contractual advisory fees based on a percentage of the Fund's average daily net assets:

Fund                 % of the Fund's average daily net
                     assets
VA Emerging          0.90% on the first $200 million of
Markets Bond  Fund   daily net assets and 0.80% on daily
                     net assets over $200 million.

VA U.S. Government                   0.35%
Securities Fund


THE FUNDS' PORTFOLIO MANAGERS

VA Emerging Markets Bond Fund
Scott D. McKee serves as the Fund's portfolio manager. Mr. McKee has been associated with OFFITBANK, a subsidiary of Wachovia, since February 2000. From 1994 to 2000, Mr. McKee established and led JP Morgan's emerging markets corporate research team.


VA U.S. Government Securities Fund
Stephen Blitz and Isaac Frankel serve as the Funds' portfolio managers. Mr. Blitz is a Managing Director of OFFITBANK and has been associated with OFFITBANK since 1989. Mr. Frankel has been associated with OFFITBANK since 1999. From 1994 to 1999, Mr. Frankel was Executive Vice President at Andrew M. Carter & Company.


CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by the Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost. The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of a Fund directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of a Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

OTHER SERVICES

Automatic Reinvestment of Distribution
For the convenience of investors, all dividends and capital gains are distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Fund Distributions
Each Fund passes along the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

o Dividends. Each Fund pays an annual dividend from the dividends, interest and other income on the securities in which it invests.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policies, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

OTHER FUND PRACTICES

The Funds invest in foreign securities, which may include foreign currencies transactions. As a result, the value of a Fund's shares will be affected by changes in exchange rates. To manage this risk, a Fund may enter into currency futures contracts and forward currency exchange contracts. Although, a Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, a Fund could lose money if it fails to predict accurately the future exchange rates. A Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly. If a Fund is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established.

The VA Emerging Markets Bond Fund may invest up to 20% of its total assets in common stock, preferred stocks, detachable warrants and other equity securities that may or may not be listed or traded on a recognized securities exchange. The Fund intends that such investments in equity securities often will be related to the Fund's investments in debt instruments, such as those equity securities received upon the exercise of convertible debt instruments or attached warrants, or those equity securities acquired pursuant to investment opportunities derived from the Fund's activities in emerging market debt markets. The equity securities purchased by the Fund may include American Depository Receipts, European Depository Receipts and interests in investment companies. To the extent that the Fund invests in equity securities, an investment in the Fund is subject to stock market risk, because it will be affected by general economic conditions. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value or companies may decrease the dividends they pay. If these events were to occur, or if the particular industries, companies or sectors in which the Fund invests do not perform well, the value of, dividend yield and total return earned on your investment are likely to decline.

The Funds may invest in a variety of derivative instruments including futures and options. Derivatives are financial contracts whose value is based on an underlying asset, such as stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge the Fund's portfolio to protect against changes in interest rates, to adjust the portfolio's duration, to maintain the Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

                                      Notes

                                 Evergreen Funds






Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds
Aggressive Growth Fund
Capital Growth Fund
Core Equity
Fund Emerging Growth Fund
Evergreen Fund Growth Fund
Large Company Growth Fund
Masters Fund Omega Fund
Premier 20 Fund
Secular Growth Fund
Select Small Cap Growth Fund
Select Strategic Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund
Special Values Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

Variable Annuity
VA Blue Chip Fund
VA Capital Growth Fund
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth Fund
VA Growth and Income Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund VA Omega Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund

1. Information Line for Hearing and Speech Impaired (TTY/TDD) Call 1-800-343-2888 Monday through Friday, 8 a.m. to 6 p.m. Eastern time

2. Write us a letter
     Evergreen Funds
     P.O. Box 8400
     Boston, MA 02266-8400
     o for general correspondence

3. For express, registered or certified mail
     Evergreen Funds
     66 Brooks Drive, Suite 8400
     Braintree, MA 02184-3800

4. Visit us on-line
www.evergreeninvestments.com

     For More Information About the Evergreen Offit VA Emerging Markets Bond Fund and the Evergreen Offit U.S. Government Securities Fund, Ask for:

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of the SAI, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days.

     Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington, DC 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call the SEC at 202-942-8090.


                    Evergreen mutual funds are distributed by
                           Evergreen Distributor, Inc.
                           90 Park Avenue, 10th Floor
                            New York, New York 10016.









                                                         SEC File No.: 811-08716

                                                                 --------- (---)
[Evergreen logo]
Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                        EVERGREEN VARIABLE ANNUITY TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                       STATEMENT OF ADDITIONAL INFORMATION

                               September __, 2002

   Evergreen Offit VA Emerging Markets Bond Fund ("Emerging Markets Bond Fund") Evergreen Offit VA U.S. Government Securities Fund ("U.S. Government
                          Securities Fund")

                     (Each a "Fund"; together, the "Funds")

        Each Fund is a series of Evergreen Variable Annuity Trust (the "Trust").

         This Statement of Additional Information (SAI) pertains to the Funds listed above. It is not a prospectus but should be read in conjunction with each of the prospectuses dated September __, 2002 for the Fund in which you are making or contemplating an investment. The Funds are offered to separate accounts funding variable annuity and variable life insurance contracts issued by life insurance companies (Participating Insurance Companies). Copies of the prospectus may be obtained without charge by calling (800) 343-2898.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY.................................................................1-
INVESTMENT POLICIES...........................................................1-
OTHER SECURITIES AND PRACTICES................................................1-
PRINCIPAL HOLDERS OF FUND SHARES..............................................1-
EXPENSES......................................................................1-
SERVICE PROVIDERS.............................................................1-

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES.................2-
ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS
    OF EVERGREEN VA MASTERS FUND..............................................2-
PURCHASE, REDEMPTION AND PRICING OF SHARES....................................2-
PERFORMANCE CALCULATIONS......................................................2-
TAX INFORMATION...............................................................2-
BROKERAGE.....................................................................2-
ORGANIZATION..................................................................2-
INVESTMENT ADVISORY AGREEMENT.................................................2-
MANAGEMENT OF THE TRUST.......................................................2-
CORPORATE BOND RATINGS........................................................2-
ADDITIONAL INFORMATION........................................................2-

                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on December 23, 1997. Each Fund is a diversified series of Evergreen Variable Annuity Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.


                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Non-Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a non-diversified investment company under the 1940 Act.

         Further Explanation of Non-Diversified Funds

         A non-diversified investment company is not limited by the 1940 Act as to the amount of assets that may be invested in any one issuer. However, in order to qualify as a regulated investment company for tax purposes, each Fund may have no more that 25% of its total assets invested in the securities (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies) of any one issuer. In addition, with respect to 50% of its total assets, each Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, or invest in more than 10% of the voting securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, determined at the time of purchase.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33-1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund, other than High Income Fund, may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund, other than High Income Fund, may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law. High Income Fund may borrow funds for the purpose of purchasing securities.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33-1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         The Funds will be able to lend cash to other Evergreen Funds (except SNAP Fund), including the Funds of the Trust in accordance with Evergreen's Interfund Lending Program and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592). Evergreen's Interfund Lending Program will be implemented after July 24, 2002.

                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections in
Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectus.

Money Market Instruments
U.S. Government Agency Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Dollar Rolls (applicable only to VA U.S. Government Securities Fund)
Covered Dollar Rolls (applicable only to VA U.S. Government Securities Fund) Securities Lending
Convertible Securities (applicable only to VA Emerging Markets Bond Fund) Warrants (applicable only to VA Emerging Markets Bond Fund)
Swaps, Caps, Floors and Collars (applicable only to VA Emerging Markets Bond
Fund)
Options and Futures Strategies
Brady Bonds (applicable only to VA Emerging Markets Bond Fund)
Obligations of Foreign Branches of United States Banks
Obligations of United States Branches of Foreign Banks
Foreign Securities
Foreign Currency Transactions
Premium Securities (applicable only to VA U.S. Government Securities Fund) High Yield, High Risk Bonds (applicable only to VA Emerging Markets Bond Fund) Sovereign Debt Securities (applicable only to VA Emerging Markets Bond Fund) Illiquid and Restricted Securities
Investment in Other Investment Companies
Short Sales
Municipal Securities (applicable only to VA U.S. Government Securities Fund) Master Demand Notes (applicable only to VA Emerging Markets Bond Fund) Payment-in-kind Securities (PIKs) (applicable only to VA Emerging Markets Bond
Fund)
Zero Coupon "Stripped" Bonds
Mortgage-Backed or Asset-Backed Securities
Variable or Floating Rate Instruments


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of _______, 2002, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         As of ________, 2002, no person, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund.



                                    EXPENSES

Advisory Fees

         OFFITBANK Fund Advisors (OFFITBANK) is the investment advisor to each Fund. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         OFFITBANK is entitled to receive from VA Emerging Markets Bond Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================

                         First $200 million               0.90%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Over $200 million               0.80%
                  ---------------------------------- -----------------

         OFFITBANK is entitled to receive from VA U.S. Government Securities Fund an annual fee of 0.35% based on the Fund's average daily net assets.


Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually for the fiscal year ended December 31, 2001 and by the Trust and the eight other trusts in the Evergreen Fund complex for the twelve months ended December 31, 2001. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

--------------------------------------------------------------------------------
             Trustee           Aggregate Compensation    Total Compensation from
                                                         Trust and Fund Complex
                                 from Trust for the     Paid to Trustees for the
                                  fiscal year ended        twelve months ended
                                     12/31/2001                12/31/2001*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laurence B. Ashkin**                    $113                     $40,250
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles A. Austin, III                  $250                     $93,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arnold H. Dreyfuss**                    $113                     $43,250
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
K. Dun Gifford                          $291                    $109,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James S. Howell***                      $113                     $40,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leroy Keith, Jr.                        $249                     $92,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald M. McDonnell                     $251                     $93,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas L. McVerry                       $250                     $93,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis W. Moelchert, Jr.****             $248                     $92,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Walt Pettit                     $251                     $93,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
David M. Richardson                     $251                     $93,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Russell A. Salton, III                  $292                    $103,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Scofield                     $334                    $120,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard J. Shima                        $251                     $93,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard K. Wagoner                      $250                     $93,000
--------------------------------------------------------------------------------

*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2001. The amounts listed below will be payable in later years to the respective Trustees:

Austin                   $55,800
Howell                   $28,000
McVerry                  $93,000
Moelchert                $92,000
Pettit                   $93,500
Scofield                 $39,375

** As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.
***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus. ****On January 2, 2002, Louis W. Moelchert, Jr. resigned. He received compensation through December 2001.


                                SERVICE PROVIDERS
Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia Corporation, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive annual fees from the Funds at the following rate:

           ====================================== =========================

              Average Daily Net Assets of the      Administrative Service
                     Fluctuating Funds                      Fees
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                                                           0.100%
                     First $50 billion
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                                                           0.090%
                     Next $25 billion
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                                                           0.080%
                     Next $25 billion
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                                                           0.075%
                     Next $25 billion
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                                                           0.050%
                On assets over $125 billion
           ====================================== =========================

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The Funds pay ESC annual fees as follows:


      ================================ ==================== ====================

                                         Annual Fee Per       Annual Fee Per
                 Fund Type                Open Account*      Closed Account**
                                       --------------------
      -------------------------------- -------------------- --------------------

      Monthly Dividend Funds                 $26.75                $9.00
                                       --------------------
      -------------------------------- -------------------- --------------------

      Quarterly Dividend Funds               $25.75                $9.00
                                       --------------------
      -------------------------------- -------------------- --------------------

      Semiannual Dividend Funds              $24.75                $9.00
                                       --------------------
      -------------------------------- -------------------- --------------------

      Annual Dividend Funds                  $24.75                $9.00
      -------------------------------- -------------------- --------------------
                                       --------------------

      Money Market Funds                     $26.75                $9.00
      ================================ ==================== ====================

       * For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts. ** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Funds.

                                 EVERGREEN FUNDS
                    Statement of Additional Information (SAI)
                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. Unless specifically stated, each Fund may invest in or use the strategies listed below. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the Sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality short-term obligations, such as notes, commercial paper, certificates of deposit, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S.government. Examples of such agencies are:

     (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

     (ii)   Farmers Home Administration;

     (iii)  Federal Home Loan Banks;

     (iv)   Federal Home Loan Mortgage Corporation;

     (v)    Federal National Mortgage Association; and

     (vi)   Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA)
------------------------------------------------------------------------

         The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include mortgage dollar rolls (see descriptions herein).

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not rated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage creating transaction. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions required all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

         The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

         The Fund may engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Foreign Currency Futures Transactions

         By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         A foreign currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a gain. If the offsetting sale price is less than the purchase price, the Fund realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

         Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment advisor, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Sovereign Debt Obligations

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books. The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 (Rule
144A) allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.
         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         Payment-in-kind (PIK) securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zero coupon bonds since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Brady Bonds

         The Fund may invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Sovereign Debt Obligations

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         Shares of the Trust are sold continuously to variable annuity and variable life insurance accounts of participating insurance companies and to qualified pension and retirement plans. The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (1) trading on the Exchange is restricted by applicable rules and regulations of the SEC, (2) the Exchange is closed for other than customary weekend and holiday closings, (3) the SEC has by order permitted such suspension, or (4) an emergency exists as determined by the SEC.

         The Trust may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Calculation of Net Asset Value

         The Fund calculates its Net Asset Value (NAV) once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets by all of the shares issued.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:


                        P(1 + T)" = ERV

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                          P(1 + T)" = ATV D


Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total return quotations, less taxes due on distributions and redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:


                             P(1 + T)" = ATV DR

Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions and redemptions).
         n =  number of years.
         ATVDR = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions and redemption.
Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                      Yield = 2 [(a-b + 1) 6 - 1
                                  cd
         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

            Effective Yield = [(base period return)] +1 365/7] - 1


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

            Tax Equivalent Yield =        Yield
                                    1-Income Tax Rate


         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond, municipal money market fund, corporate bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30% in 2002 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.





Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including First Union Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

     First Union Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, Inc., is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION


The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) taxes and trust fees payable to governmental agencies; (8) the cost of share certificates; (9) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (10) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (11) expenses of shareholders' and Trustees' meetings; (12) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (13) charges and expenses of filing annual and other reports with the SEC and other authorities; and (14) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Funds and the nature and quality of the service provided to the Funds. In reviewing the overall profitability of the management fee to the Funds' investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.


Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation (formerly First Union Corporation) is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended December 31, 2001, the Executive Committee held eleven committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including OFFITBANK. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell, David M. Richardson and Richard Shima. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that they deem appropriate. For the fiscal year ended December 31, 2001, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Russell A. Salton, III, Thomas L. McVerry, Dr. Leroy Keith, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of OFFITBANK and any sub-advisors to the Evergreen Funds, reviews the performance of the other service providers to the Evergreen Funds, and assesses the performance of the Evergreen Funds. For the fiscal year ended December 31, 2001, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
        Name and            Position    Beginning      Principal Occupations for Last Five         Number of           Other
                                                                                                  Portfolios       Directorships
                                         Year of                                                  Overseen in       held outside
      Date of Birth           with       Term of                                                Evergreen Funds     of Evergreen
                             Trust       Office*                      Years                         complex        Funds complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Charles A. Austin III       Trustee        1991      Investment Counselor, Anchor Capital             98                None
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; Director,
                                                     The Francis Ouimet Society; Former
                                                     Investment Counselor, Appleton
                                                     Partners, Inc. (investment advice);
                                                     Former Director, Executive Vice
DOB: 10/23/34                                        President and Treasurer, State Street
                                                     Research & Management Company
                                                     (investment advice); Former Director,
                                                     Health Development Corp.
                                                     (fitness-wellness centers); Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
K. Dun Gifford              Trustee        1974      Chairman and President, Oldways                  98                None
                                                     Preservation and Exchange Trust
                                                     (education); Trustee, Treasurer and
                                                     Chairman of the Finance Committee,
                                                     Cambridge College; Former Managing
                                                     Partner, Roscommon Capital Corp.;
                                                     Former Chairman of the Board, Director,
DOB: 10/23/38                                        and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                                                     Drescher & Associates (environmental
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner, Stonington Partners, Inc.
                                                     (private investment firm); Trustee of
                                                     Phoenix Series Fund, Phoenix
                                                     Multi-Portfolio Fund, and The Phoenix
                                                     Big Edge Series Fund; Former Chairman                        Trustee,
                                                     of the Board and Chief Executive                             Phoenix Series
                                                     Officer, Carson Products Company                             Fund, Phoenix
Leroy Keith, Jr.            Trustee        1983      (manufacturing); Former Director of              98          Multi-Portfolio
DOB: 2/14/39                                         Phoenix Total Return Fund and Equifax,                       Fund, and The
                                                     Inc. (worldwide information                                  Phoenix Big
                                                     management); Former President,                               Edge Series Fund
                                                     Morehouse College; Former Director,
                                                     Mentor Income Fund, Inc.; Former
                                                     Trustee, Mentor Funds and Cash Resource
                                     Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Gerald M. McDonnell         Trustee        1988      Sales Manager, SMI-STEEL - South                 98                None
                                                     Carolina (steel producer); Former Sales
                                                     and Marketing Management, Nucor Steel
DOB: 7/14/39                                         Company; Former Director, Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Director of Carolina Cooperative Credit
Thomas L. McVerry                                    Union; Former Director, Mentor Income
DOB: 8/2/38                 Trustee        1993      Fund, Inc.; Former Trustee, Mentor               98                None
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner and Vice President in the law
                                                     firm of Kellam & Pettit, P.A.; Former
William Walt Pettit         Trustee        1984      Director, Mentor Income Fund, Inc.;              98                None
DOB: 8/26/55                                         Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     President, Richardson, Runden & Company
                                                     (new business development/consulting
                                                     company); Managing Director, Kennedy
                                                     Information, Inc. (executive
                                                     recruitment information and research
                                                     company); Trustee, 411 Technologies,
                                                     LLP (communications); Director, J&M
                                                     Cumming Paper Co. (paper
David M. Richardson                                  merchandising); Columnist, Commerce and
DOB: 9/19/41                Trustee        1982      Industry Association of New Jersey;              98                None
                                                     Former Vice Chairman, DHR
                                                     International, Inc. (executive
                                                     recruitment); Former Senior Vice
                                                     President, Boyden International Inc.
                                                     (executive recruitment); Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Medical Director, Healthcare Resource
                                                     Associates, Inc.; Former Medical
                                                     Director, U.S. Health Care/Aetna Health
Russell A. Salton, III MD                            Services; Former Consultant, Managed
DOB: 6/2/47                 Trustee        1984      Health Care; Former President, Primary           98                None
                                                     Physician Care; Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------





-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Attorney, Law Offices of Michael S.
Michael S. Scofield                                  Scofield; Former Director, Mentor
DOB: 2/20/43                Trustee        1984      Income Fund, Inc.; Former Trustee,               98                None
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Richard J. Shima            Trustee        1993      Independent Consultant; Director, Trust          98                None
                                                     Company of CT; Trustee, Saint Joseph
                                                     College (CT); Director of Hartford
                                                     Hospital, Old State House Association;
                                                     Trustee, Greater Hartford YMCA; Former
                                                     Chairman, Environmental Warranty, Inc.
                                                     (insurance agency); Former Executive
                                                     Consultant, Drake Beam Morin, Inc.
                                                     (executive outplacement); Former
DOB: 8/11/39                                         Director of Enhance Financial Services,
                                                     Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director
                                                     Middlesex Mutual Assurance Company;
                                                     Former Chairman, Board of Trustees,
                                                     Hartford Graduate Center; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:

------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------
Richard K. Wagoner,        Trustee        1999      Current Member and Former President,              98               None
                                                    North Carolina Securities Traders
                                                    Association; Member, Financial Analysts
                                                    Society; Former Chief Investment
                                                    Officer, Executive Vice President and
CFA**                                               Head of Capital Management Group, First
DOB: 12/12/37                                       Union National Bank; Former Consultant
                                                    to the Boards of Trustees of the
                                                    Evergreen Funds; Former Member, New York
                                                    Stock Exchange; Former Trustee, Mentor
                                                    Funds and Cash Resource Trust.
------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds' investment advisor.






Trustee Ownership of Evergreen Funds shares (as of March 1, 2002)

------------------------------ -------------------------------------------- --------------------- ---------------------
                                                                                                    Aggregate Dollar
           Trustee                                Fund                        Dollar Range of     Range of Investment
                                                                             Investment in Fund     in Fund Complex
------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------
Austin, Charles A., III*       Evergreen Health Care Fund                   $1-$10,000            $10,001-$50,000
                               Evergreen Technology Fund                    $1-$10,000
                               Evergreen Omega Fund                         $10,001-$50,000
------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------

------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------
Gifford, K. Dun                None
------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------

------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------
Keith, Dr. Leroy, Jr.          Evergreen Omega Fund                         $10,001-$50,000       $10,001-$50,000
------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------

------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------
McDonnell, Gerald M. *         Evergreen Capital Growth Fund                $10,001-$50,000       $10,001-$50,000
                               Evergreen Emerging Markets Growth Fund       $1-$10,000
                               Evergreen Health Care Fund                   $1-$10,000
                               Evergreen Short Duration Income Fund         $1-$10,000
                               Evergreen Technology Fund                    $1-$10,000
                               Evergreen Value Fund                         $10,001-$50,000
------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------

------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------
McVerry, Thomas L. *           Evergreen Aggressive Growth Fund             $10,001-$50,000       $50,001-$100,000
                               Evergreen Global Leaders Fund                $10,001-$50,000
                               Evergreen Growth and Income Fund             $10,001-$50,000
                               Evergreen Omega Fund                         $1-$10,000
------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------

------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------
Pettit, William W.*            Evergreen Emerging Markets Growth Fund       $1-$10,000            $10,001-$50,000
                               Evergreen Global Leaders Fund                $1-$10,000
                               Evergreen Growth and Income Fund             $10,001-$50,000

------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------

------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------
Richardson, David M.           Evergreen Equity Index Fund                  $10,001-$50,000       $50,001-$100,000
                               Evergreen Omega Fund                         $10,001-$50,000
------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------

------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------
Salton, Dr. Russell A., III*   None
------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------

------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------
Scofield, Michael S.*          Evergreen Aggressive Growth Fund             $10,001-$50,000       Over $100,000
                               Evergreen Balanced Fund                      $10,001-$50,000
                               Evergreen Equity Index Fund                  $10,001-$50,000
                               Evergreen Intermediate Term Bond Fund        $10,001-$50,000
                               Evergreen Omega Fund                         $10,001-$50,000
------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------

------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------
Shima, Richard                 Evergreen Connecticut Municipal Bond Fund    $10,001-$50,000       Over $100,000
                               Evergreen International Growth Fund          $10,001-$50,000
                               Evergreen Omega Fund                         $50,001-$100,000
                               Evergreen Tax Strategic Foundation Fund      $50,001-$100,000
------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------

------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------
Wagoner, Richard               Evergreen Omega Fund                         $50,001-$100,000      Over $100,000
                               Evergreen Small Cap Value Fund               Over $100,000
                               Evergreen Small Company Growth Fund          $50,001-$100,000
                               Evergreen Value Fund                         Over $100,000
                               Evergreen Money Market Fund                  Over $100,000
------------------------------ -------------------------------------------- --------------------- ---------------------
------------------------------ -------------------------------------------- --------------------- ---------------------

------------------------------ -------------------------------------------- --------------------- ---------------------
* In addition to the above investment amounts, the Trustee has over $100,000 indirectly invested in certain of the Evergreen Funds through Deferred
Compensation plans.


         Set forth below are the officers of each of the nine Evergreen Trusts.

-------------------------------- ------------------------ -------------------------------------------------------------

         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

William M. Ennis                 President                President and Chief Executive Officer, Evergreen Investment
301 S. Tryon, 12th Floor                                  Company and Chief Operating Officer, Capital Management
Charlotte, NC 28288                                       Group, Wachovia Bank, N.A.
DOB: 6/26/60

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Carol Kosel                      Treasurer                Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street                                       and Treasurer, Vestaur Securities, Inc.; former Senior
Boston, MA 02116                                          Manager, KPMG LLP.
DOB: 12/25/63
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/60                                              Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Nimish S. Bhatt                 Vice President and        Vice President, Tax, BISYS Fund Services;  former Assistant
BISYS                           Assistant Treasurer       Vice President, EAMC/First Union National Bank; former
3435 Stelzer Road                                         Senior Tax Consulting/Acting Manager, Investment Companies
Columbus, OH 43219-8001                                   Group, PricewaterhouseCoopers LLP, New York.
DOB: 6/6/63
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS
3435 Stelzer Road Columbus, OH
43219-8001
DOB: 1/23/65
-------------------------------- ------------------------ -------------------------------------------------------------

                             CORPORATE BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.
ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART C

                                OTHER INFORMATION



Item 23.       Exhibits

Exhibit
Number         Description                               Location
-------        -----------                               --------
(a)            Declaration of Trust                       Incorporated by reference to
                                                          Registrant's Post-Effective
                                                          Amendment No. 5 filed on March 20, 1998.

(b)            By-Laws                                    Incorporated by reference to
                                                          Registrant's Post-Effective
                                                          Amendment No. 20 filed on April 25, 2001

(c)            Provisions of instruments                  Incorporated by reference to
               defining the rights of holders             Registrant's Post-Effective
               of the securities being                    Amendment No. 7 filed on June 5, 1998.
               registered are contained in the
               Declaration of Trust Articles II,
               III.(6)(c), VI.(3), IV.(8), V, VI,
               VII, VIII and By-laws Articles II,
               III and VIII

(d)(1)         Investment Advisory and                    Incorporated by reference to
               Management Agreement between the           Registrant's Post-Effective
               Registrant and Evergreen                   Amendment No. 20 filed on April 25, 2001
               Investment Management Company, LLC

(d)(2)         Investment Advisory and Management         To be filed by amendment
               Agreement between the Registrant
               and OFFITBANK

(d)(3)         Interim Sub-Advisory Agreement between     Incorporated by reference to
               Evergreen Investment Management Company,   Registrant's Post-Effective
               LLC and Pilgrim Baxter Value               Amendment No. 20 filed on April 25, 2001
               Investors, Inc.

(d)(4)         Sub-Advisory Agreement between             Incorporated by reference to Registrant's
               Evergreen Investment Management            Post-Effective Amendment No. 23
               Company, LLC and Tattersall Advisory       Filed on April 30, 2002
               Group, Inc. (VA Foundation Fund)

(d)(5)         Form of Portfolio Management Agreement     Incorporated by reference to
               between OppenheimerFunds, Inc. and         Registrant's Post-Effective
               Evergreen Investment Management            Amendment No. 20 filed on April 25, 2001
               Company, LLC

(d)(6)         Form of Portfolio Management Agreement     Incorporated by reference to
               between MFS Institutional Advisors, Inc.   Registrant's Post-Effective
               and Evergreen Investment Management        Amendment No. 20 filed on April 25, 2001
               Company, LLC

(d)(7)         Form of Portfolio Management Agreement     Incorporated by reference to
               between Putnam Investment Management, LLC  Registrant's Post-Effective
               and Evergreen Investment Management        Amendment No. 20 filed on April 25, 2001
               Company, LLC

(e)            Class L shares Principal Underwriting      Incorporated by reference to
               Agreement                                  Registrant's Post-Effective
                                                          Amendment No. 22 filed August 1, 2001
(f)            Not applicable

(g)(1)         Custodian Agreement between the            Incorporated by reference to
               Registrant and State Street Bank           Registrant's Post-Effective
               and Trust Company                          Amendment No. 6 filed on April 28, 1998.

(g)(2)         Letter amendment to Custodian Agreement    To be filed by amendment.
               between the Registrant and State Street
               Bank and Trust Company.

(h)(1)         Administration Services                    Incorporated by reference to.
               Agreement between Evergreen                Registrant's Post-Effective
               Investment Services, Inc. and              Amendment No. 18 filed on
               the Registrant (VA Blue Chip Fund)         February 3, 2000.

(h)(2)         Letter amendment to Administration         To be filed by amendment.
               Services Agreement between Registrant
               and Evergreen Investment Services,
               Inc. (Evergreen Offit VA Emerging Markets
               Bond Fund and Evergreen Offit VA U.S. Government
               Securities Fund)

(h)(3)         Transfer Agent Agreement                   Incorporated by reference to
               between the Registrant and                 Registrant's Post-Effecive Amendment No. 23
               Evergreen Service Company, LLC             Filed on April 30, 2002

(h)(4)         Letter amendment to Transfer Agent         To be filed by amendment.
               Agreement between Registrant and
               Evergreen Service Company, LLC.

(i)(1)         Opinion and Consent of Sullivan            Incorporated by reference to
               & Worcester LLP                            Registrant's Post-Effective
                                                          Amendment No. 5 filed on March 20, 1998.

(i)(2)         Opinion and Consent of Sullivan &          Filed herewith.
               Worcester LLP

(j)            Consent of KPMG LLP                        Incorporated by reference to
               (VA Capital Growth Fund, VA Blue Chip      Registrant's Post-Effective Amendment No. 23
               Fund, VA Equity Index Fund, VA Fund,       Filed on April 30, 2002
               VA Foundation Fund, VA Global Leaders
               Fund, VA Growth and Income Fund, VA Growth Fund, VA High Income
               Fund, VA International Growth Fund, VA Masters Fund, VA Omega
               Fund, VA Small Cap Value Fund, VA Special Equity Fund, VA
               Strategic Income Fund)

(k)            Not applicable

(l)            Not applicable

(m)            Class L shares 12b-1 Distribution Plan   Incorporated by reference to
               between the Registrant and Evergreen     Registrant's Post-Effective
               Distributor, Inc.                        Amendment No. 22 filed on August 1, 2001

(n)            Not applicable

(o)            Multiple Class Plan                      Incorporated by reference to
                                                        Registrant's Post-Effective
                                                        Amendment No. 22 filed on August 1, 2001

(p)(1)         Code of Ethics                           Incorporated by reference to
                                                        Registrant's Post-Effective Amendment No. 23
                                                        Filed on April 30, 2002

(p)(2)         Code of Ethics - OFFITBANK Fund Advisors To be Filed by Amendment.

(p)(3)         Code of Ethics - MFS Institutional         Incorporated by reference to
               Advisors, Inc. (Sub-advisor to Evergreen   Registrant's Post-Effective
               VA Masters Fund)                           Amendment No. 20 filed on April 25, 2001

(p)(4)        Code of Ethics - OppenheimerFunds, Inc.     Incorporated by reference to
              (Sub-advisor to Evergreen VA Masters Fund)  Registrant's Post-Effective
                                                          Amendment No. 20 filed on April 25, 2001

(p)(5)        Code of Ethics - Putnam Investment          Incorporated by reference to
              Management, LLC (Sub-advisor to Evergreen   Registrant's Post-Effective
              VA Masters Fund)                            Amendment No. 20 filed on April 25, 2001



Item 24.        Persons Controlled by or Under Common Control with
                Registrant.

        None


Item 25.        Indemnification

         Registrant has obtained from a major insurance carrier and trustees and officers liability policy covering certain types of errors and omissions.

         Provisions for the indemnification of the Registrant's Trustee and officers are also contained in the Registrant's Declaration of Trust.

         Provisions for the indemnification of Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

         Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company, LLC and the Registrant.

         Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 26.        Business or Other Connections of Investment Advisers.

         The Directors and principal executive officers of Wachovia Bank, N.A. are:


G. Kennedy Thompson              Chairman, Wachovia Corporation and Wachovia
                                 Bank, N.A.(formerly First Union National Bank),
                                 Chief Executive Officer, President and
                                 Director, Wachovia Corporation and Wachovia
                                 Bank, N.A.

Mark C. Treanor                  Executive Vice President, Secretary &
                                 General Counsel, Wachovia Corporation;
                                 Secretary and Executive Vice President,
                                 Wachovia Bank, N.A.

Robert T. Atwood Executive Vice President and Chief Financial Officer, Wachovia Corporation; Chief Financial Officer and Executive Vice President, Wachovia Bank, N.A.

         All of the above  persons are located at the following  address:
Wachovia Bank, N.A., One Wachovia Center, Charlotte, NC 28288-0630.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

 The information required by this item with respect to OFFITBANK Fund Advisors is incorporated by reference to the Form ADV (File No. 801-60084) of OFFITBANK FUND Advisors.


Item 27.        Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "Fund Complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                     Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary


     Messrs. Tomko, Sheehan, Dell and Mangum are located at the following address: Evergreen Distributor, Inc. 90 Park Avenue, New York, New York 10019.

Item 28.        Location of Accounts and Records.

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630.

     OFFITBANK Fund Advisors, 520 Madison Avenue, New York, NY  10022.

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


Item 29.        Management Services.

        Not Applicable

Item 30.        Undertakings.

         The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Post-Effective Amendment No. 25 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 3rd day of July, 2002.

                                             EVERGREEN VARIABLE ANNUITY TRUST


                                             By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 3rd day of July, 2002.

/s/ William M. Ennis                     /s/ Michael H. Koonce             /s/ Carol A. Kosel
-------------------------               -----------------------------     --------------------------------
William M. Ennis*                       Michael H. Koonce                 Carol A. Kosel
President                               Secretary                          Treasurer
 (Chief Operating Officer)                                                (Principal Financial and
                                                                           Accounting Officer)

/s/ Charles A. Austin, III              /s/ Gerald M. McDonnell           /s/ Leroy Keith, Jr.
----------------------------            -----------------------------     -------------------------------
Charles A. Austin III*                  Gerald M. McDonnell*              Leroy Keith, Jr.*
Trustee                                 Trustee                           Trustee


/s/ K. Dun Gifford                      /s/ William Walt Pettit
-------------------------------         -----------------------------
K. Dun Gifford*                         William Walt Pettit*
Trustee                                 Trustee


/s/ Thomas L. McVerry                   /s/ Michael S. Scofield
------------------------------          --------------------------------
Thomas L. McVerry*                      Michael S. Scofield*
Trustee                                 Chairman of the Board
                                        and Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          --------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima                    /s/ Richard K. Wagoner
------------------------------          --------------------------------
Richard J. Shima*                       Richard K. Wagoner*
Trustee                                 Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------
(i)(2)         Opinion and Consent of Sullivan & Worcester LLP